PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, cost	¥ 1,914,041	¥ 1,797,164
Less: Accumulated depreciation	(551,154)	(378,488)
Less: Impairment	(208,328)	(174,708)
Property and equipment, net	1,185,311	1,320,822	$ 165,831
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, cost	40,167	40,167
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,308,310	1,222,639
Less: Accumulated depreciation	(378,965)
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	542,855	512,597
Less: Accumulated depreciation	(156,208)
Vehicle
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,710	1,710
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	20,999	20,051
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	¥ 30,752	¥ 76,854